Finance costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Finance costs
Finance costs	$ 591	$ 356	$ 1,925	$ 1,910
Statement [Line Items]
Working capital facility	357	557	1,442	1,703
Shares Iissued to Consultants	0	0	0	199
Settlement fee on promissory notel facility	0	18	17	55
Interest on VTB loan	0	37	16	115
Lease interest	69	85	214	266
Equity issuance costs	1	120	50	339
Changes in FV of derivative warrants	138	(331)	96	(895)
Accretion on Government Assistance	26	(130)	90	128
Cash [Member]
Finance costs
Finance costs	412	786	1,621	2,380
Statement [Line Items]
Working capital facility	343	557	1,373	1,703
Shares Iissued to Consultants	0	0	0	0
Settlement fee on promissory notel facility	0	0	0	0
Interest on VTB loan	0	24	16	72
Lease interest	69	85	214	266
Equity issuance costs	0	120	18	339
Changes in FV of derivative warrants	0	0	0	0
Accretion on Government Assistance	0	0	0	0
Non Cash [Member]
Finance costs
Finance costs	179	(430)	304	(470)
Statement [Line Items]
Working capital facility	14	0	69	0
Shares Iissued to Consultants	0	0	0	199
Settlement fee on promissory notel facility	0	18	17	55
Interest on VTB loan	0	13	0	43
Lease interest	0	0	0	0
Equity issuance costs	1	0	32	0
Changes in FV of derivative warrants	138	(331)	96	(895)
Accretion on Government Assistance	$ 26	$ (130)	$ 90	$ 128